FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Aircraft Lessee Customer	Dec. 31, 2014 USD ($) Lessee Customer		Dec. 31, 2013 USD ($) Lessee Customer
Revenues [Abstract]
Operating lease revenue	$ 429,691	$ 406,563	[1]	$ 351,792	[1]
Number of major customers | Customer	0	0		0
Number of lessees leasing aircraft on non-accrual status | Lessee	2	2		1
Number of aircraft leased by lessees on non-accrual status | Aircraft	3
End of lease revenues	$ 53,800	$ 41,700		$ 39,500
Amortization of lease premiums, net of lease discounts	1,400	3,000		3,400
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Revenues [Abstract]
Operating lease revenue	$ 429,691	$ 406,563	[1]	$ 351,792	[1]
Concentration percentage	100.00%	100.00%	[1]	100.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Revenues [Abstract]
Operating lease revenue	$ 178,556	$ 156,027	[1]	$ 152,017	[1]
Concentration percentage	42.00%	39.00%	[1]	43.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Revenues [Abstract]
Operating lease revenue	$ 50,742	$ 46,281	[1]	$ 48,668	[1]
Concentration percentage	12.00%	11.00%	[1]	14.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Turkey [Member]
Revenues [Abstract]
Operating lease revenue	$ 29,847	$ 27,069	[1]	$ 13,702	[1]
Concentration percentage	7.00%	7.00%	[1]	4.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Russia [Member]
Revenues [Abstract]
Operating lease revenue	$ 24,095	$ 9,017	[1]	$ 10,288	[1]
Concentration percentage	6.00%	2.00%	[1]	3.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 73,872	$ 73,660	[1]	$ 79,359	[1]
Concentration percentage	17.00%	19.00%	[1]	22.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Revenues [Abstract]
Operating lease revenue	$ 135,248	$ 138,526	[1]	$ 94,026	[1]
Concentration percentage	31.00%	34.00%	[1]	27.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Revenues [Abstract]
Operating lease revenue	$ 38,677	$ 12,947	[1]	$ 0	[1]
Concentration percentage	9.00%	3.00%	[1]	0.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Revenues [Abstract]
Operating lease revenue	$ 37,943	$ 47,049	[1]	$ 41,332	[1]
Concentration percentage	9.00%	12.00%	[1]	12.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Revenues [Abstract]
Operating lease revenue	$ 19,572	$ 32,675	[1]	$ 19,854	[1]
Concentration percentage	4.00%	8.00%	[1]	6.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 39,056	$ 45,855	[1]	$ 32,840	[1]
Concentration percentage	9.00%	11.00%	[1]	9.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South And Central America [Member]
Revenues [Abstract]
Operating lease revenue	$ 41,068	$ 49,849	[1]	$ 43,068	[1]
Concentration percentage	10.00%	12.00%	[1]	12.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Chile [Member]
Revenues [Abstract]
Operating lease revenue	$ 24,336	$ 28,116	[1]	$ 10,055	[1]
Concentration percentage	6.00%	7.00%	[1]	3.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 16,732	$ 21,733	[1]	$ 33,013	[1]
Concentration percentage	4.00%	5.00%	[1]	9.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Revenues [Abstract]
Operating lease revenue	$ 43,696	$ 44,960	[1]	$ 44,373	[1]
Concentration percentage	10.00%	11.00%	[1]	13.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Revenues [Abstract]
Operating lease revenue	$ 37,316	$ 41,531	[1]	$ 40,482	[1]
Concentration percentage	9.00%	10.00%	[1]	12.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 6,380	$ 3,429	[1]	$ 3,891	[1]
Concentration percentage	1.00%	1.00%	[1]	1.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Revenues [Abstract]
Operating lease revenue	$ 31,123	$ 17,201	[1]	$ 18,308	[1]
Concentration percentage	7.00%	4.00%	[1]	5.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Revenues [Abstract]
Operating lease revenue	$ 22,808	$ 4,501	[1]	$ 4,416	[1]
Concentration percentage	5.00%	1.00%	[1]	1.00%	[1]
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 8,315	$ 12,700	[1]	$ 13,892	[1]
Concentration percentage	2.00%	3.00%	[1]	4.00%	[1]

[1]	As restated